UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTRED ON A FORM 13F FILED
ON FEBRUARY 14, 2001 (RESUBMITTED MARCH 1, 2001) PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2001

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 60604

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312)554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   March 27, 2001


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   4
                                          --

Form 13F Information Table Value Total:  $128,420
                                          -------

List of Other Included Managers:  NONE


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

                            TITLE OF                 VALUE       SHRS OR     SHR/   PUT/     INVSTMT      VOTING ATHRTY
      NAME OF ISSUER        CLASS         CUSIP     (X1000)      PRN AMT     PRN    CALL     DSCRETN      SOLE
      --------------        -----         -----     -------      -------     ---    ----     ------       ------

AXA                      SPONSOREDADR   054536107     7212        100441      Shr            Defined      100441
SDL INC                      CALL       784076101      479          1650      Shr    Call    Defined        1650
SDL INC                      COM        784076101   120047        810100      Shr            Defined      810100
BANK UTD CORP                CLA        065412108      682         10000      Shr    Put     Defined       10000

